Earnings per share - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Diluted earnings per share (in dollars per share)	$ 4.44	$ 4.25	$ 1.01